BLACKROCK MuniYield Quality Fund III, INC.

ARTICLES Supplementary

BlackRock MuniYield Quality Fund III, Inc., a Maryland corporation (the “Company”), hereby certifies to the State Department of Assessments and Taxation of the State of Maryland (the “SDAT”) that:

FIRST:  Under a power contained in Title 3, Subtitle 8 of the Maryland General Corporation Law (the “MGCL”), by resolutions duly adopted by the board of directors of the Company (the “Board”), and notwithstanding any other provision in the Company’s charter or bylaws to the contrary, the Company elects to be subject to Section 3-803 of the MGCL, the repeal of which may be effected only by the means authorized by Section 3-802(b)(3) of the MGCL.

SECOND:  The Company’s election to be subject to Section 3-803 of the MGCL has been approved by the Board in the manner and by the vote required by law.

THIRD:  The undersigned acknowledges these Articles Supplementary to be the corporate act of the Company and, as to all matters or facts required to be verified under oath, the undersigned acknowledges that, to the best of his knowledge, information, and belief, these matters and facts are true in all material respects and that this statement is made under the penalties for perjury.

FOURTH:  These Articles Supplementary shall be effective as of November 18, 2021.

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IN WITNESS WHEREOF, these Articles Supplementary are hereby signed in the name of and have been duly executed, as of the 4th day of November, 2021, on behalf of the Company, by its officer set forth below.

ATTEST:	BLACKROCK MuniYield Quality Fund III, INC. a Maryland corporation

By:/s/ Janey Ahn__________________	By: /s/ John Perlowski______________
Name: Janey Ahn	Name: John Perlowski
Title: Secretary	Title: Chief Executive Officer

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